UNITED STATES               --------------------------
             SECURITIES AND EXCHANGE COMMISSION    |        OMB APPROVAL      |
                  Washington, DC 20549             |--------------------------|
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                                                    --------------------------

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21296
                                   --------------------------------------------

                               BARON SELECT FUNDS
-------------------------------------------------------------------------------
                (Exact name of registrant as specified in charter)

           767 Fifth Avenue, 49th Floor, New York, NY                 10153
-------------------------------------------------------------------------------
                   (Address of Principal Executive Offices)          (Zip Code)

                         Linda S. Martinson, Esq.
c/o Baron Select Funds, 767 Fifth Avenue, 49th Floor,  NY, NY 10153
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code:  212-583-2000
                                                   --------------

Date of fiscal year end:   December 31
                         --------------------

Date of reporting period:  March 31, 2007
                         --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street,
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information under the clearance requirements of 44 U.S.C. Section 3507.


          PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.


SEC 2455 (8-05)

ITEM 1.

BARON PARTNERS FUND
----------------------------------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
March 31, 2007 (unaudited)

  Shares                                                         Cost        Value
----------------------------------------------------------------------------------------------------------------------------------
Common Stocks (106.23%)
----------------------------------------------------------------------------------------------------------------------------------
           Business Services (10.29%)
 2,000,000 ChoicePoint, Inc.(1)(3)                           $ 69,222,009 $ 74,860,000
 1,425,000 Ecolab, Inc.                                        62,454,902   61,275,000
   550,000 FactSet Research Systems, Inc.                      32,434,224   34,567,500
 3,850,000 Iron Mountain, Inc.(1)                              78,864,140  100,600,500
10,000,000 Li & Fung, Ltd. (4)                                 24,975,775   31,421,000
                                                             ------------ ------------
                                                              267,951,050  302,724,000
           Consumer Products (0.37%)
   300,000 Bare Escentuals, Inc.(1)                            10,322,699   10,761,000

           Distribution (2.98%)
 2,500,000 Fastenal Co.                                        95,971,606   87,625,000

           Education (0.68%)
   160,000 Strayer Education, Inc.                             16,954,684   20,000,000

           Energy Services (2.99%)
   550,000 Covanta Holding Corp.(1)                            13,033,155   12,199,000
 2,500,000 Helmerich & Payne, Inc.                             67,113,234   75,850,000
                                                             ------------ ------------
                                                               80,146,389   88,049,000

           Financial Services-Asset Management (8.83%)
 1,214,000 AllianceBernstein Holding L.P.                      64,782,670  107,439,000
   300,000 Brookfield Asset Management, Inc., Cl A             16,116,876   15,678,000
 1,025,000 Eaton Vance Corp.                                   31,535,851   36,531,000
   395,000 Fortress Investment Group, LLC, Cl A                 7,788,555   11,328,600
   800,000 Janus Capital Group, Inc.                           14,044,123   16,728,000
   250,000 Legg Mason, Inc.                                    21,609,295   23,552,500
 1,025,000 Nuveen Investments, Inc., Cl A                      34,752,789   48,482,500
                                                             ------------ ------------
                                                              190,630,159  259,739,600

           Financial Services-Brokerage & Exchanges (13.87%)
 5,000,000 Charles Schwab Corp.                                51,307,910   91,450,000
   240,000 Chicago Mercantile Exchange
             Holdings, Inc., Cl A                              79,672,411  127,790,400
 1,200,000 International Securities Exchange
             Holdings, Inc., Cl A                              38,153,328   58,560,000
 4,150,000 Jefferies Group, Inc.                               99,652,451  120,142,500
    75,000 NYMEX Holdings, Inc.(1)                             10,235,028   10,182,000
                                                             ------------ ------------
                                                              279,021,128  408,124,900
          Financial Services-Insurance (1.85%)
  800,000 Arch Capital Group, Ltd.(1)                          31,929,992   54,568,000

          Financial Services-Miscellaneous (0.92%)
  575,000 National Financial Partners Corp.                    27,772,375   26,973,250

          Gaming Services (1.62%)
1,450,000 Scientific Games Corp., Cl A (1)                     44,369,561   47,603,500

          Healthcare Facilities (5.58%)
1,000,000 Brookdale Senior Living, Inc.                        40,189,610   44,660,000
2,200,000 Manor Care, Inc.                                     83,514,716  119,592,000
                                                             ------------ ------------
                                                              123,704,326  164,252,000

                                      1



BARON PARTNERS FUND
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SCHEDULE OF INVESTMENTS (continued)
----------------------------------------------------------------------------------------------------------------------------------
March 31, 2007 (unaudited)

 Shares                                                          Cost        Value
----------------------------------------------------------------------------------------------------------------------------------
          Healthcare Products (6.22%)
1,075,000 Edwards Lifesciences Corp. (1)                       53,664,610   54,502,500
1,800,000 Varian Medical Systems, Inc. (1)                     86,100,848   85,842,000
  500,000 Zimmer Holdings, Inc. (1)                            30,747,962   42,705,000
                                                             ------------ ------------
                                                              170,513,420  183,049,500
          Healthcare Services (1.39%)
2,700,000 Emdeon Corp. (1)                                     40,153,217   40,851,000

          Hotels and Lodging (2.10%)
  770,000 Four Seasons Hotels, Inc.                            44,815,857   61,831,000

          Information Technology Services (3.78%)
3,000,000 CheckFree Corp. (1)                                 115,773,731  111,270,000

          Real Estate Services (1.09%)
  550,000 CoStar Group, Inc. (1)                               21,612,360   24,574,000
  115,000 Forest City Enterprises, Inc., Cl A                   6,261,686    7,610,700
                                                             ------------ ------------
                                                               27,874,046   32,184,700
          Real Estate-Home Building (1.49%)
1,600,000 Toll Brothers, Inc. (1)                              44,435,752   43,808,000

          Real Estate-REITs (6.48%)
  249,000 AvalonBay Communities, Inc.                          26,487,851   32,370,000
  270,000 Boston Properties, Inc.                              17,229,009   31,698,000
1,325,000 Douglas Emmett, Inc.                                 32,616,407   33,827,250
  500,000 General Growth Properties, Inc.                      16,096,149   32,285,000
  650,000 Kimco Realty Corp.                                   17,349,570   31,681,000
  210,000 SL Green Realty Corp.                                28,514,722   28,807,800
                                                             ------------ ------------
                                                              138,293,708  190,669,050
          Recreation and Resorts (16.87%)
2,350,000 Boyd Gaming Corp.                                   93,516,302   111,954,000
3,900,000 Kerzner Intl. Holdings, Ltd., Cl A (1)(2)           39,000,000    39,000,000
1,600,000 Las Vegas Sands Corp. (1)                           80,770,844   138,576,000
1,750,000 Penn National Gaming, Inc. (1)                      60,621,090    74,235,000
1,400,000 Wynn Resorts, Ltd. (1)                              44,800,248   132,804,000
                                                           ------------- -------------
                                                             318,708,484   496,569,000
          Restaurants (0.42%)
  375,000 California Pizza Kitchen, Inc. (1)                  10,944,850    12,333,750

          Retail-Consumer Staples (4.46%)
2,925,000 Whole Foods Market, Inc.                           138,499,535   131,186,250

          Retail-Specialty Stores (6.97%)
  550,000 Blue Nile, Inc. (1)                                 14,760,565    22,363,000
2,500,000 CarMax, Inc. (1)                                    49,051,670    61,350,000
1,050,000 Dick's Sporting Goods, Inc. (1)                     32,168,944    61,173,000
1,150,000 Select Comfort Corp. (1)                            20,193,681    20,470,000
1,500,000 Urban Outfitters, Inc. (1)                          26,497,305    39,765,000
                                                           ------------- -------------
                                                             142,672,165   205,121,000
          Transportation (2.77%)
  800,000 C. H. Robinson Worldwide, Inc.                      20,066,739    38,200,000
1,050,000 Expeditors International of Washington, Inc.        32,401,801    43,386,000
                                                           ------------- -------------
                                                              52,468,540    81,586,000
          Utility Services (2.21%)
1,500,000 ITC Holdings Corp.                                  47,510,701    64,935,000
                                                           ------------- -------------
Total Common Stocks                                        2,461,437,975 3,125,814,500
                                                           ------------- -------------

                                      2

BARON PARTNERS FUND
----------------------------------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)
----------------------------------------------------------------------------------------------------------------------------------
March 31, 2007 (unaudited)

Principal Amount
---------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds (0.70%)
---------------------------------------------------------------------------------------------------------------------------------
           Recreation and Resorts
$5,000,000 Wynn Resorts, Ltd. 6.00% Sub. Conv. Deb. due
            07/15/2015                                        3,629,747     20,665,000
                                                         -------------- --------------
Total Investments (106.93%)(5)                           $2,465,067,722  3,146,479,500
                                                         ==============
Liabilities Less Cash and Other
 Assets (-6.93%)                                                          (203,807,255)
                                                                        --------------
Net Assets (Equivalent to $22.93
 per share based on 128,345,126
 shares outstanding)                                                    $2,942,672,245
                                                                        ==============

--------
 %   Represents percentage of net assets
(1)  Non-income producing securities
(2)  Restricted and fair valued security.
(3) Represents securities, or a portion thereof, in segregated custodian account.
(4)  Foreign domiciled corporation.
(5) For Federal income tax purposes the cost basis is $2,465,295,640. Aggregate unrealized appreciation and depreciation of investments are $726,208,893 and $45,025,033, respectively.

Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Securities traded in foreign markets are valued using prices reported by local foreign markets and translated into U.S dollars using the mean of the bid and offer prices of such currencies at the time the net asset value is determined. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether the current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

For additional information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  Baron Select Funds




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         Chief Executive Officer

                                  Date:  May 21, 2007




     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         Chief Executive Officer



                                  By: /s/Peggy Wong
                                     ------------------------------------------
                                         Peggy Wong
                                         Treasurer and Chief Financial Officer

                                  Date:  May 21, 2007